Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note D - Premises and Equipment

Following is a summary of premises and equipment at December 31:

	2012	2011
Land	$1,802	$1,890
Buildings	10,235	10,334
Leasehold improvements	2,872	2,855
Furniture and equipment	14,281	13,961
	29,190	29,040
Less accumulated depreciation	20,510	19,824
Total premises and equipment	$8,680	$9,216

The following is a summary of the future minimum lease payments for facilities leased by the Company. Lease expense was $492 in 2012, $492 in 2011, and $490 in 2010.

2013	$452
2014	319
2015	187
2016	160
2017	122
Thereafter	-
$1,240